Subsequent Events (Details) - USD ($) $ in Thousands					1 Months Ended
	Sep. 06, 2022	Mar. 05, 2022	Mar. 01, 2022	Feb. 28, 2022	Feb. 28, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Credit facility agreement				$ 2,353
Amount withdrawn			$ 784
Repaid of short-term bank loan		$ 1,097
Forecast [Member]
Subsequent Events (Details) [Line Items]
Fixed interest rate percentage	6.00%				4.50%